SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - Restricted shares	1 Months Ended
	Aug. 31, 2025 $ / shares	Aug. 31, 2024 $ / shares	Aug. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares	Aug. 31, 2025 ¥ / shares	Aug. 31, 2024 ¥ / shares	Aug. 31, 2023 ¥ / shares	Jul. 31, 2023 ¥ / shares
Fair value assumptions
Risk-free rate of return (as a percent)	3.68%	4.01%	4.66%
Volatility (as a percent)	63.01%	65.18%	61.40%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Share price at grant date | (per share)	$ 4.265	$ 1.3963	$ 1.6025	$ 1.5	¥ 30.49	¥ 10	¥ 11.4	¥ 10.7
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)				4.94%
Volatility (as a percent)				66.64%
Expected term	1 year	1 year	1 year	9 months 6 days
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)				5.50%
Volatility (as a percent)				67.86%
Expected term	3 years	3 years	3 years	1 year 9 months 6 days